CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
REVENUES (Note 14):
Software licenses	$ 1,679	$ 1,154	$ 1,549
Maintenance and services	9,935	9,559	8,122
Total revenues	11,614	10,713	9,671
COST OF REVENUES:
Software licenses	79	122	56
Maintenance and services	3,879	4,101	3,513
Total cost of revenues	3,958	4,223	3,569
GROSS PROFIT	7,656	6,490	6,102
OPERATING EXPENSES:
Research and development	1,586	1,100	1,614
Selling and marketing	2,747	2,650	2,847
General and administrative	1,729	1,606	1,708
Total operating expenses	6,062	5,356	6,169
OPERATING INCOME (LOSS)	1,594	1,134	(67)
OTHER INCOME (EXPENSE)
Financial expenses, net	(289)	(196)	(129)
Gain on Forgiveness of debt	210	0	0
TOTAL OTHER EXPENSE, NET	(79)	(196)	(129)
INCOME (LOSS) FROM CONTINUING OPERATIONS BEFORE INCOME TAXES	1,515	938	(196)
TAXES ON INCOME (Note 13)	32	27	9
INCOME (LOSS) FROM CONTINUING OPERATIONS	1,483	911	(205)
DISCONTINUED OPERATIONS:
Loss from discontinued operation net of income tax of $0	0	0	(136)
Gain on disposal of discontinued operations net of income taxes of $0	0	0	122
NET LOSS FROM DISCONTINUED OPERATIONS	0	0	(14)
NET INCOME (LOSS)	$ 1,483	$ 911	$ (219)
BASIC NET EARNINGS (LOSS) PER SHARE
Continuing operations (in dollars per share)	$ 0.36	$ 0.23	$ (0.06)
Discontinued operations (in dollars per share)	$ 0	$ 0	$ 0.00
Net income (loss) (in dollars per share)	$ 0.36	$ 0.23	$ (0.06)
DILUTED NET EARNINGS (LOSS) PER SHARE
Continuing operations (in dollars per share)	$ 0.33	$ 0.21	$ (0.06)
Discontinued operations (in dollars per share)	$ 0	$ 0	$ 0.00
Net income (loss) (in dollars per share)	$ 0.33	$ 0.21	$ (0.06)
Weighted average number of shares used in computing basic net earnings (loss) per share (In shares)	4,064,298	3,896,018	3,671,547
Weighted average number of shares used in computing diluted net earnings (loss) per share (In shares)	4,460,435	4,279,961	3,671,547